Transamerica BlackRock iShares Edge 100 VP Average Annual Total Returns			12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			21.09%	12.15%	12.53%	12.17%
MSCI USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.31%	13.38%	14.53%
Transamerica BlackRock iShares Edge 100 VP Blended Benchmark (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.93%	10.82%	12.46%
Service
Prospectus [Line Items]
Average Annual Return, Percent			18.54%	9.24%	10.39%
Performance Inception Date		Mar. 21, 2016

[1]	The Transamerica BlackRock iShares Edge 100 VP Blended Benchmark consists of the following: 58.7% MSCI USA Diversified Multi-Factor Index; 16.3% MSCI USA Minimum Volatility Index; 19.5% MSCI EAFE Minimum Volatility Index (Net); and 5.5% MSCI EM Minimum Volatility Index (Net).